Significant and New Accounting Policies	6 Months Ended
Jun. 30, 2023
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Significant and New Accounting Policies

5.	Significant and New Accounting Policies
The accounting policies and valuation standards used when preparing these interim condensed consolidated financial statements are consistent with those used when preparing the 2022 Consolidated Financial Statements and which are detailed therein.